Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidating Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 24,832		¥ 25,231	¥ 53,156	$ 3,402
Short-term investments, net		102,608		168,670		14,057
Accounts receivable, net		10,104		10,848		1,384
Total current assets		168,849		230,255		23,133
Fixed assets, net		30,102		27,960		4,124
Intangible assets, net		772		881		106
Licensed copyrights, net		6,930		6,967		949
Produced content, net		14,695		13,377		2,013
Long-term investments, net		41,721		47,957		5,716
Long-term time deposits and held-to-maturity investments		98,535		24,666		13,499
Operating lease right-of-use assets		10,898		10,851		1,493
Total non-current assets		258,931		176,504		35,473
Total		427,780		406,759		58,606
Accounts payable and accrued liabilities		41,443		37,717		5,677
Customer deposits and deferred revenue		14,624		14,627		2,003
Operating lease liabilities		3,303		3,108		453
Total current third-party liabilities		80,953		76,451		11,091
Operating lease liabilities		4,973		5,040		681
Total non-current third-party liabilities		63,215		67,700		8,660
Total revenues		133,125	$ 18,238	134,598	123,675
Net income		24,175	3,312	21,549	7,534
Net cash provided by operating activities		21,234	2,909	36,615	26,170
Net cash used in investing activities		(8,555)	(1,172)	(50,397)	(3,944)
Net cash used in financing activities		(13,759)	(1,885)	(14,162)	(6,390)
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		1,991		4,838		273
Short-term investments, net		5,473		5,055		750
Accounts receivable, net		7,131		7,642		977
Others		11,200		8,286		1,534
Total current assets		25,795		25,821		3,534
Fixed assets, net		12,583		9,084		1,724
Intangible assets, net		721		835		99
Licensed copyrights, net		1,657		1,951		227
Produced content, net		13,418		12,349		1,838
Long-term investments, net		16,410		17,428		2,248
Long-term time deposits and held-to-maturity investments		3,384		330		464
Operating lease right-of-use assets		6,435		6,241		882
Others		19,575		11,266		2,681
Total non-current assets		74,183		59,484		10,163
Total		99,978		85,305		13,697
Accounts payable and accrued liabilities		18,527		16,385		2,538
Customer deposits and deferred revenue		8,751		8,007		1,199
Operating lease liabilities		3,160		2,883		433
Others		9,273		6,781		1,270
Total current third-party liabilities		39,711		34,056		5,440
Operating lease liabilities		4,847		4,920		664
Others		2,505		1,833		343
Total non-current third-party liabilities		7,352		6,753		1,007
Total		67,379		54,794		9,231
Total revenues		66,755	9,145	67,001	62,121
Net income		2,625	360	4,202	212
Net cash provided by operating activities		(7,363)	(1,009)	5,328	2,938
Net cash used in investing activities		(7,584)	(1,039)	(2,381)	(1,898)
Net cash used in financing activities		12,098	$ 1,657	(1,998)	¥ (64)
Variable Interest Entity | Amounts due to the entities within Baidu
Variable Interest Entity [Line Items]
Amounts due to the other entities within Baidu	[1]	¥ 20,316		¥ 13,985		$ 2,784

[1]	It represents the elimination of intercompany balances among Baidu, Inc., its subsidiaries and the VIEs and VIEs’ subsidiaries.